INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2017	2016	2015
PRC	$1,081,102	$(1,442,284	$3,397,483
Others	(1,212,136)	(17,024,349)	(7,787,215)
Total income (loss) before income taxes	$(131,034)	$(18,466,633)	$(4,389,732)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2017	2016	2015
Current taxes	$(1,070,343)	$(307,557)	$543,944
Deferred taxes	-	365,401	3,761,084
Income tax expense (benefit)	$(1,070,343)	$57,844	$4,305,028

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016	2015
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(32,759)	$(4,616,658)	$(1,097,433)
Tax rate differential benefit from tax holiday	287,080	652,038	(1,771,273
Permanent differences	(5,566,907)	2,648,828	6,039,892
Tax effect of deductible temporary differences not recognized	143,948	264,418	601,779
Non-deductible tax loss	4,098,295	1,109,218	532,063
Income tax (benefit) expense	$(1,070,343)	$57,844	$4,305,028

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31, 2017		December 31, 2016
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,188,831	$-	$1,007,812	$-
Loss carry-forwards	1,314,061	-	1,397,179	-
Fixed assets	20,937	(243,728)	35,341	(226,784)
Inventory valuation	408,905	-	302,134	-
Salary payable	12,113	-	28,569	-
Intangible assets	212,283	134,801	190,077	126,349
Gross deferred tax assets and liabilities	3,157,130	(108,927)	2,961,112	(100,435)

Valuation allowance	(3,048,203)	-	(2,860,677)	-
Total deferred tax assets and liabilities	$108,927	$(108,927)	$100,435	$(100,435)